Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents					$ 1,216	$ 1,216	$ 0	$ 0
Marketable Equity Securities					85	85	0	0
Mandatory convertible bonds					(678)	(678)	0	0
Embedded Derivatives					(1)	0	(1)	0
Option Component Of Convertible Bonds					(49)	0	(49)	0
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			109.625%
Fair value of bond excluding conversion feature (percent)			102.93%
Fair value of conversion feature (percent)			6.695%
Total issued bond value ($ million)	$ 1,000.0	$ 1,000.0	$ 732.5	$ 732.5